Interests in Other Entities - Financial Information of Joint Ventures and Associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interests In Other Entities [Abstract]
Carrying amount of interests in joint ventures and associates	$ 1,510	$ 1,500
Our share of:
Net income (loss)	86	91
Other comprehensive income (loss)	(9)	7
Total comprehensive income (loss)	$ 77	$ 98